united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
Shares		Value

	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 1.9%
4,000	Boeing Co.	$ 578,360

	AGRICULTURE - 1.2%
4,000	Philip Morris International, Inc. ^	351,640

	BANKS - 11.0%
18,000	BB&T Corp. ^	680,580
13,500	JPMorgan Chase & Co.	891,405
20,000	US Bancorp ^	853,400
16,000	Wells Fargo & Co.	869,760
		3,295,145
	BEVERAGES - 2.0%
14,000	Coca-Cola Co. ^	601,440

	BIOTECHNOLOGY - 2.2%
4,000	Amgen, Inc. ^	649,320

	CHEMICALS - 2.1%
7,000	Du Pont (EI) De Nemours & Co. ^	466,200
10,000	Potash Corp. of Saskatchewan, Inc.	171,200
		637,400
	COMPUTERS - 10.4%
19,000	Apple, Inc.	1,999,940
7,000	International Business Machines Corp.	963,340
4,000	Seagate Technology PLC	146,640
		3,109,920
	COSMETICS/PERSONAL CARE - 0.7%
2,500	Procter & Gamble Co.	198,525

	ELECTRIC - 6.1%
10,000	Dominion Resources, Inc. ^	676,400
7,000	Duke Energy Corp.	499,730
18,000	Exelon Corp.	499,860
1,500	NextEra Energy, Inc. ^	155,835
		1,831,825
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
8,000	Emerson Electric Co. ^	382,640

	ELECTRONICS - 3.6%
30,000	Corning, Inc.	548,400
5,000	Honeywell International, Inc. ^	517,850
		1,066,250

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Shares		Value

	FOOD - 3.7%
12,000	General Mills, Inc. ^	$ 691,920
10,000	Sysco Corp. ^	410,000
		1,101,920
	INSURANCE - 0.5%
2,600	Aflac, Inc.	155,740

	IRON/STEEL - 0.3%
30,000	Vale SA - ADR	98,700

	LEISURE TIME - 1.8%
12,000	Harley Davidson, Inc.	544,680

	MACHINERY-CONSTRUCTION & MINING - 1.4%
6,000	Caterpillar, Inc. ^	407,760

	MEDIA - 1.9%
5,100	CBS Corp. - Cl. B ^	240,363
3,000	Walt Disney Co. ^	315,240
		555,603
	MINING - 0.9%
8,000	BHP Billiton Ltd. - ADR	206,080
10,000	Freeport-McMoRan Copper & Gold, Inc.	67,700
		273,780
	MISCELLANEOUS MANUFACTURING - 3.6%
3,000	3M Co. ^	451,920
20,000	General Electric Co. ^	623,000
		1,074,920
	OIL & GAS - 5.2%
7,300	BP PLC - ADR	228,198
6,000	Ensco PLC	92,340
12,100	Exxon Mobil Corp. ^	943,195
2,000	Occidental Petroleum Corp.	135,220
12,000	Transocean, Ltd.	148,560
		1,547,513
	PHARMACEUTICALS - 11.2%
10,000	Abbott Laboratories	449,100
12,000	AbbVie, Inc. ^	710,880
6,000	Bristol-Myers Squibb Co. ^	412,740
6,000	Eli Lilly & Co.	505,560
4,500	Johnson & Johnson	462,240
5,000	Merck & Co., Inc.	264,100
16,800	Pfizer, Inc.	542,304
		3,346,924

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Shares		Value

	REITS - 3.3%
3,400	Crown Castle International Corp. ^	$ 293,930
18,000	HCP, Inc. ^	688,320
		982,250
	RETAIL - 8.5%
15,000	Nordstrom, Inc. ^	747,150
12,000	Target Corp. ^	871,320
15,000	Wal-Mart Stores, Inc.	919,500
		2,537,970
	SEMICONDUCTORS - 3.6%
20,000	Intel Corp. ^	689,000
8,000	QUALCOMM, Inc. ^	399,880
		1,088,880
	SOFTWARE - 1.6%
7,000	Microsoft Corp.	388,360
1,500	Paychex, Inc. ^	79,335
		467,695
	TELECOMMUNICATIONS - 6.3%
20,000	AT&T, Inc.	688,200
20,000	Cisco Systems, Inc.	543,100
14,000	Verizon Communications, Inc.	647,080
		1,878,380
	TOYS/GAMES/HOBBIES - 0.3%
3,500	Mattel, Inc. ^	95,095

	TOTAL COMMON STOCK	28,860,275
	(Cost - $32,510,224)

	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
1,099,959	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Shares 0.29% +	1,099,959
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,099,959)

	TOTAL INVESTMENTS - 100.3% (Cost - $33,610,183) (a)	$ 29,960,234
	CALL OPTIONS WRITTEN (Premiums Recieved - $109,991) - (0.5) %	(154,495)
	OTHER ASSETS LESS LIABILITIES - 0.2%	49,817
	NET ASSETS - 100.0%	$ 29,855,556

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Contracts **		Value

	CALL OPTIONS WRITTEN * - (0.5) %
15	3M Co.	$ 4,800
	Expiration January 2016, Exercise Price $150.00
30	AbbVie Inc.	10,350
	Expiration January 2016, Exercise Price $56.00
20	Amgen, Inc.	13,000
	Expiration January 2016, Exercise Price $157.50
90	BB&T Corp.	5,400
	Expiration January 2016, Exercise Price $38.00
30	Bristol-Myers Squibb Co.	2,130
	Expiration January 2016, Exercise Price $70.00
20	Caterpillar, Inc.	5,040
	Expiration January 2016, Exercise Price $66.50
25	CBS Corp.	4,425
	Expiration January 2016, Exercise Price $46.00
70	Coca-Cola Co.	3,780
	Expiration January 2016, Exercise Price $43.00
17	Crown Castle International Corp.	4,335
	Expiration January 2016, Exercise Price $85.00
30	Dominion Resources, Inc.	2,850
	Expiration January 2016, Exercise Price $67.50
35	Du Pont (EI) De Nemours & Co.	13,300
	Expiration January 2016, Exercise Price $63.50
40	Emerson Electric Co.	10,000
	Expiration January 2016, Exercise Price $46.00
60	Exxon Mobil Corp.	5,460
	Expiration January 2016, Exercise Price $79.00
100	General Electric Co.	13,300
	Expiration January 2016, Exercise Price $30.00
60	General Mills, Inc.	4,620
	Expiration January 2016, Exercise Price $57.50
60	HCP, Inc.	8,400
	Expiration January 2016, Exercise Price $37.50
25	Honeywell International, Inc.	2,250
	Expiration January 2016, Exercise Price $105.00
40	Intel Corp.	3,280
	Expiration January 2016, Exercise Price $34.50
60	Intel Corp.	3,300
	Expiration January 2016, Exercise Price $35.00
35	Mattel, Inc.	2,975
	Expiration January 2016, Exercise Price $27.00
15	NextEra Energy, Inc.	6,000
	Expiration January 2016, Exercise Price $100.00

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Contracts **		Value

	CALL OPTIONS WRITTEN * (Continued) - (0.5) %
50	Nordstrom, Inc.	$ 400
	Expiration January 2016, Exercise Price $55.15
15	Paychex, Inc.	1,875
	Expiration January 2016, Exercise Price $52.50
20	Philip Morris International, Inc.	4,110
	Expiration January 2016, Exercise Price $86.50
40	QUALCOMM, Inc.	6,600
	Expiration January 2016, Exercise Price $49.00
50	Sysco Corp.	2,100
	Expiration January 2016, Exercise Price $41.00
30	Target Corp.	6,090
	Expiration January 2016, Exercise Price $71.50
50	US Bancorp	2,600
	Expiration January 2016, Exercise Price $43.50
15	Walt Disney Co.	1,725
	Expiration January 2016, Exercise Price $107.00
	TOTAL CALL OPTIONS WRITTEN	$ 154,495
	(Premiums Recieved - $109,991)

ADR - American Depositary Receipt
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
+ Variable rate security - interest rate is as of December 31, 2015.
^ Each security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $33,633,840 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 142,280
	Unrealized depreciation	(3,970,381)
	Net unrealized depreciation	$ (3,828,101)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$28,860,275	$ -	$ -	$ 28,860,275
Money Market Fund	1,099,959	-	-	1,099,959
Total	$29,960,234	$ -	$ -	$ 29,960,234
Liabilities
Options Written	$ 154,495	$ -	$ -	$ 154,495
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2015, the amount of depreciation on option contracts subject to equity contracts risk exposure amounted to $44,504.

The value of the options disclosed in the Portfolio of Investments at December 31, 2015 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/24/16

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/24/16